united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

A Message from the TOPS® Portfolio Management Team

Mid-Year 2020 Market Commentary

“Reviewing 1H 2020: It was the Best of Times; it was the Worst of Times”

The opening line of Charles Dickens’ novel A Tale of Two Cities captures what investors experienced in the first half of 2020. Actually, we can expand the quotation to: it was the best of times; it was the worst of times…and then it was once again the best of times. At the stock market highs in February, the S&P 500 had surged a spectacular 47.38% from the lows of December 2018. The worst of times followed, as the economy fell into an abrupt recession and the S&P plunged 33.79%. Although economic data indicates we are still experiencing hard times, the stock market seems to be discounting a return to the best of times, as the S&P rallied +39.31% to its second quarter (Q2) close.

These head-spinning moves worked out well for the TOPS portfolios in Q2, as returns were all positive. The extreme volatility was unfavorable for the full first half (1H) and the TOPS portfolios had negative returns, in line with negative returns for stocks globally. The more aggressive TOPS portfolios (higher equity allocations) experienced the larger Q2 gains, but the greater 1H declines.

The value of asset class diversification shows clearly in the trailing twelve month returns, as the most conservative TOPS portfolios eked out gains despite the bear market in equities. Portfolios with heavier equity allocations were slightly negative for that time frame, but we continue to note that most TOPS portfolio returns for the trailing three-year, five-year, and since inception timeframes remained in positive territory.

After discussing Q2 and 1H 2020 financial market results and TOPS portfolios, we will present our perspective on three topics front of mind for everyone which may impact TOPS portfolio strategies over the remainder of 2020:

●	The COVID-19 Coronavirus Pandemic

●	The US Economic Recession

●	Volatility of Financial Markets

Second Quarter and First Half Market Review

After suffering through one of the worst quarters in history due to the impact of the pandemic, every major equity index we follow recorded a double-digit percentage gain for Q2. The reversal was driven primarily by a massive government fiscal and monetary response, along with hopeful news about vaccines, treatments, and the general direction of the virus. These factors allowed investors to look past the steep recession underway and envision an economic recovery as global economies reopen. Nonetheless, 1H returns were negative for the most part.

US large cap stocks continued to outperform in Q2, as the S&P 500 Growth Index +26.23% was the leading sector, followed by the S&P Midcap 400 +24.07%, S&P Small Cap 600 +21.94% and the S&P 500 at +20.54%. S&P 500 Value remained the domestic laggard at +13.15%. International stocks were also very strong in Q2, with FTSE Developed ex-US All Cap +16.40% and FTSE Emerging Markets All Cap even better at +19.11%. The Morningstar Global Upstream Natural Resources Index +21.76% and the MSCI US Investable Market Real Estate 25/50 Index +13.21% also recorded solid gains, as the S&P Global ex US Property Index +9.10% was the only sector in the TOPS equity allocations that did not hit double digits for Q2.

Q2 returns were strong, but not strong enough to offset the steep Q1 losses. Most of the TOPS equity asset classes had 10%+ declines for the year to date. The bright spot was once again S&P Growth as the FAANGM stocks (Facebook, Apple, Amazon, Netflix, Google, and Microsoft) powered it to a first half gain of +7.93%. In fact, the strong rally pushed S&P Growth to a new record high in early July.

Our largest equity holding is large cap domestic stocks, so the TOPS portfolios benefit from the leadership of this area. The S&P 500 was only modestly negative at -3.08% year to date. FTSE Emerging Markets All Cap -9.67% and F FTSE Developed ex-US All Cap -11.33% outgained the other domestic indexes, as S&P Midcap 400 -12.78%, S&P Small Cap 600 -17.85% and S&P 500 Value -15.52% remained well below their all-time highs.

As is often the case during times of sharp stock market gains, fixed income returns lagged the stock markets in Q2. However, every fixed income sector represented in the TOPS portfolios recorded a positive return, as the US 10-year Treasury (10UST) finished the quarter at 0.66% yield, down from 0.70% three months earlier and 1.92% at year end 2019. The Barclay’s US Aggregate Bond index returned +2.90% in Q2 and +6.14% for 1H 2020. US Investment Grade Corporates, as measured by the iBoxx USD Liquid Investment Grade Index, had a very strong Q2 return of +9.67% and a solid +6.12% for 1H. High yield bonds, as measured by the iBoxx USD Liquid High Yield Index, also did well with Q2 returns at +7.75%, although year to date, High Yield was down by mid-single digits.

The Bloomberg Barclays US Treasury 3-10 Year index was the best 1H performer of the TOPS portfolio indexes at +7.85%. Shorter treasuries, measured by the Bloomberg Barclays US Treasury 1-3 Year Index, and mortgage-backs, measured by the Bloomberg Barclays US MBS Float Adjusted Index, also had positive returns for both Q2 and 1H. The JP Morgan Government Bond Emerging Markets Global Core returned a strong +9.58% in Q2 but remained -6.76% year to date. Currency hedged international bonds, as measured by the Bloomberg Barclays GLA xUSD Float Adjusted RIC Capped Index, returned +2.31% and was +2.53% year to date.

The COVID-19 Coronavirus Pandemic

The trend of COVID-19 shutdowns, which began in March, has reversed course for most of the world. May 2020 will be documented as the month when most Americans could once again get a haircut and eat in a restaurant. From a health perspective, opinions vary significantly around re-openings with strong feelings on both sides. From a financial market perspective, opinions about the shape of the recovery from the pandemic Recession also vary significantly.

Since little is known about this coronavirus, we cannot be certain of how to successfully re-open the economy. Many people are wearing facemasks and practicing social distancing, but many others are not. The short-term increase in new cases since mid-June is not an encouraging sign. The result may be renewed shutdowns, whether by government order or individual choices to self-isolate. A reversal of the re-openings would certainly have a negative impact on employment and probably on investor bullishness. The hoped-for offset would be good news on vaccines and treatments.

The US Economic Recession

The National Bureau of Economic Research (NBER) is the official arbiter of economic cycles and it has already declared the US entered a recession in February, marking the end of the longest expansion in our country’s history. The commonly held definition of a recession is two consecutive quarters of negative GDP and it seems very likely we will experience one from that perspective as well. GDP for Q1 was -5.0% and expectations for the recently finished Q2 are for an annualized rate of -35% or worse.

If the trend of new infections flattens and a renewed economic shutdown is averted, an economic recovery could begin in Q3. Unfortunately, the outcome of the current increase in COVID-19 cases is unforecastable. Likewise, the impact of huge job losses and an unemployment rate that may stall out around 10% is unknown. What we do know is that we will continue to monitor and analyze the data.

Volatility of Financial Markets

We have written about the quarterly volatility of financial markets, but day to day has been just as extreme. A well-known measure of volatility – the VIX index - hit a new record of 83 earlier this year and remains at an elevated reading around 30. Through June, about one-third of the trading days saw returns of plus or minus 2% for the S&P 500. One stock market adage is that the markets do not like uncertainty, so periods of heightened uncertainty are often very volatile.

The causes of uncertainty are many: When will vaccines or effective treatments be discovered and distributed widely? Will employment continue to bounce back when the recession ends? Will the US economy stage a V-shaped recovery or just return to its sluggish growth path? Wall Street analysts slashed the consensus 2020 S&P 500 earnings estimate from $170 to $125 – will they cut it further? Will companies be able to maintain dividend rates? On the non-pandemic side of things, what will the impact of partisan electioneering be as the elections draw near? Will social unrest spread and hamstring the recovery?

Obviously, we could make a very long list of the uncertainties that the stock market seems to be ignoring currently. While we likely cannot predict when or how these uncertainties will be resolved, and to what degree the impact of each will be, we can rely upon the capabilities and experience of both the TOPS portfolio team and the experts we consult with. TOPS portfolios are structured to participate if the financial markets continue to rise and are diversified to help reduce risk should the uncertainties lead to renewed stock market volatility.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

3895-NLD-8/5/2020

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance	Performance	Performance
	Months	Year	(Annualized)	Since Inception**	Since Inception***	Since Inception****
Aggressive Growth ETF Portfolio
Class 1	(9.62)%	(2.38)%	5.54%	6.34%	N/A	N/A
Class 2	(9.66)%	(2.55)%	5.28%	6.12%	N/A	N/A
Investor Class	(9.83)%	(2.83)%	N/A	N/A	4.65%	N/A
Service Class	(9.66)%	(2.56)%	NA	NA	N/A	(2.54)%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	10.29%	6.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.33%, 0.58%, 0.83%, and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	97.7%
Other Assets and Liabilities - net/Short-Term Investments	2.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance	Performance	Performance
	Months	Year	(Annualized)	Since Inception**	Since Inception***	Since Inception****
Balanced ETF Portfolio
Class 1	(3.87)%	1.22%	4.20%	4.71%	N/A	N/A
Class 2	(3.94)%	1.01%	3.96%	4.37%	N/A	N/A
Investor Class	(4.15)%	0.71%	N/A	N/A	3.68%	N/A
Service Class	(3.94)%	1.08%	N/A	N/A	N/A	1.71%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	10.29%	6.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.34%, 0.59%, 0.84%, and 0.64%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	50.4%
Debt Funds	47.4%
Other Assets and Liabilities - net/Short-Term Investments	2.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance	Performance	Performance
	Months	Year	(Annualized)	Since Inception**	Since Inception***	Since Inception****
Conservative ETF Portfolio
Class 1	(0.90)%	2.90%	3.72%	3.88%	N/A	N/A
Class 2	(0.99)%	2.63%	3.45%	3.63%	N/A	N/A
Investor Class	(1.20)%	2.34%	N/A	N/A	3.32%	N/A
Service Class	(0.99)%	2.62%	N/A	N/A	N/A	3.34%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	10.29%	6.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.40%, 0.65%, 0.90%, and 0.70%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Debt Funds	66.3%
Equity Funds	29.8%
Other Assets and Liabilities - net/Short-Term Investments	3.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance	Performance	Performance
	Months	Year	(Annualized)	Since Inception**	Since Inception***	Since Inception****
Growth ETF Portfolio
Class 1	(7.97)%	(1.41)%	5.14%	6.78%	N/A	N/A
Class 2	(8.12)%	(1.70)%	4.87%	6.45%	N/A	N/A
Investor Class	(8.19)%	(1.89)%	N/A	N/A	4.40%	N/A
Service Class	(8.12)%	(1.68)%	N/A	N/A	N/A	(1.33)%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	10.29%	6.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.33%, 0.58%, 0.83%, and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	85.0%
Debt Funds	12.7%
Other Assets and Liabilities - net/Short-Term Investments	2.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance	Performance	Performance
	Months	Year	(Annualized)	Since Inception**	Since Inception***	Since Inception****
Moderate Growth ETF Portfolio
Class 1	(5.18)%	0.67%	4.92%	5.31%	N/A	N/A
Class 2	(5.30)%	0.43%	4.69%	5.04%	N/A	N/A
Investor Class	(5.39)%	0.22%	N/A	N/A	4.26%	N/A
Service Class	(5.31)%	0.35%	N/A	N/A	N/A	0.80%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	10.29%	6.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.33%, 0.58%, 0.83% and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	65.3%
Debt Funds	32.4%
Other Assets and Liabilities - net/Short-Term Investments	2.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	EQUITY FUNDS - 97.7%
33,453	FlexShares Global Upstream Natural Resources Index Fund	$924,641
105,392	SPDR Portfolio S&P 400 Mid Cap ETF +	3,293,500
20,576	SPDR Portfolio S&P 500 Growth ETF	924,274
32,152	SPDR Portfolio S&P 500 Value ETF	931,765
108,139	SPDR Portfolio S&P 600 Small Cap ETF	2,873,253
108,129	Vanguard FTSE Developed Markets ETF	4,194,324
71,967	Vanguard FTSE Emerging Markets ETF	2,850,613
9,713	Vanguard Global ex-U.S. Real Estate ETF	453,209
5,956	Vanguard Real Estate ETF +	467,725
20,838	Vanguard S&P 500 ETF	5,906,114
4,016	WisdomTree Emerging Markets SmallCap Dividend Fund	156,664
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,186,242)	22,976,082

	SHORT-TERM INVESTMENTS - 5.0%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.3%
75,600	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	75,600

	MONEY MARKET FUND - 4.7%
1,099,441	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	1,099,441

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,175,041)	1,175,041

	TOTAL INVESTMENTS - 102.7% (Cost - $22,361,283)	$24,151,123
	OTHER ASSETS AND LIABILITIES - NET - (2.7)%	(634,890)
	TOTAL NET ASSETS - 100.0%	$23,516,233

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $509,946 at June 30, 2020. The loaned securities were secured with cash collateral of $75,600 and non-cash collateral of $444,635. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	DEBT FUNDS - 47.4%
18,659	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,509,635
41,123	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,253,429
49,294	SPDR Portfolio Short Term Corporate Bond ETF	1,544,874
30,550	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	939,107
13,314	Vanguard Intermediate-Term Treasury ETF	939,569
11,511	Vanguard Mortgage-Backed Securities ETF	625,853
75,043	Vanguard Short-Term Inflation-Protected Securities ETF	3,764,907
30,212	Vanguard Short-Term Treasury ETF	1,879,186
5,020	Vanguard Total International Bond ETF	289,805
26,914	Xtrackers USD High Yield Corporate Bond ETF	1,258,229
		15,004,594
	EQUITY FUNDS - 50.4%
34,620	FlexShares Global Upstream Natural Resources Index Fund	956,897
51,930	SPDR Portfolio S&P 400 Mid Cap ETF	1,622,813
14,103	SPDR Portfolio S&P 500 Growth ETF	633,507
77,658	SPDR Portfolio S&P 500 Value ETF	2,250,529
49,703	SPDR Portfolio S&P 600 Small Cap ETF	1,320,609
65,148	Vanguard FTSE Developed Markets ETF	2,527,091
47,513	Vanguard FTSE Emerging Markets ETF	1,881,990
20,103	Vanguard Global ex-U.S. Real Estate ETF	938,006
12,330	Vanguard Real Estate ETF +	968,275
10,169	Vanguard S&P 500 ETF	2,882,200
		15,981,917
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,358,998)	30,986,511

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
1,211,812	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	1,211,812

	TOTAL SHORT TERM INVESTEMENTS (Cost - $1,211,812)	1,211,812

	TOTAL INVESTMENTS - 101.6% (Cost - $30,570,810)	$32,198,323
	OTHER ASSETS AND LIABILITIES - NET - (1.6)%	(516,998)
	TOTAL NET ASSETS - 100.0%	$31,681,325

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $918,592 at June 30, 2020. The loaned securities were secured with non-cash collateral of $937,020. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 96.1%
	DEBT FUNDS - 66.3%
8,267	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,111,911
5,292	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund +	483,001
6,107	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	621,021
31,723	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	966,917
46,264	SPDR Portfolio Short Term Corporate Bond ETF	1,449,914
10,273	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	315,792
11,412	Vanguard Intermediate-Term Treasury ETF	805,345
5,511	Vanguard Mortgage-Backed Securities ETF	299,633
51,422	Vanguard Short-Term Inflation-Protected Securities ETF	2,579,842
23,307	Vanguard Short-Term Treasury ETF	1,449,695
10,774	Vanguard Total International Bond ETF	621,983
2,971	Xtrackers USD High Yield Corporate Bond ETF	138,894
		10,843,948
	EQUITY FUNDS - 29.8%
12,226	FlexShares Global Upstream Natural Resources Index Fund	337,927
20,648	SPDR Portfolio S&P 400 Mid Cap ETF	645,250
7,453	SPDR Portfolio S&P 500 Growth ETF	334,789
22,811	SPDR Portfolio S&P 500 Value ETF	661,063
12,627	SPDR Portfolio S&P 600 Small Cap ETF	335,499
20,810	Vanguard FTSE Developed Markets ETF	807,220
3,551	Vanguard FTSE Emerging Markets ETF	140,655
6,552	Vanguard Global ex-U.S. Real Estate ETF	305,716
4,036	Vanguard Real Estate ETF +	316,947
3,486	Vanguard S&P 500 ETF	988,037
		4,873,103
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,984,877)	15,717,051

	SHORT-TERM INVESTMENTS - 8.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.8%
463,055	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	463,055

	MONEY MARKET FUND - 5.5%
898,320	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	898,320

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,361,375)	1,361,375

	TOTAL INVESTMENTS - 104.4% (Cost - $16,346,252)	$17,078,426
	OTHER ASSETS AND LIABILITIES - NET - (4.4)%	(713,731)
	TOTAL NET ASSETS - 100.0%	$16,364,695

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $766,527 at June 30, 2020. The loaned securities were secured with cash collateral of $463,055 and non-cash collateral of $319,518. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 12.7%
5,472	iShares iBoxx $ Investment Grade Corporate Bond ETF	$735,984
23,404	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	719,439
6,787	Vanguard Mortgage-Backed Securities ETF	369,009
22,297	Vanguard Short-Term Inflation-Protected Securities ETF +	1,118,641
11,896	Vanguard Short-Term Treasury ETF	739,931
23,805	Xtrackers USD High Yield Corporate Bond ETF	1,112,884
		4,795,888
	EQUITY FUNDS - 85.0%
54,435	FlexShares Global Upstream Natural Resources Index Fund	1,504,583
134,693	SPDR Portfolio S&P 400 Mid Cap ETF +	4,209,156
33,781	SPDR Portfolio S&P 500 Growth ETF	1,517,443
65,387	SPDR Portfolio S&P 500 Value ETF	1,894,915
117,244	SPDR Portfolio S&P 600 Small Cap ETF	3,115,173
164,525	Vanguard FTSE Developed Markets ETF	6,381,925
84,746	Vanguard FTSE Emerging Markets ETF	3,356,789
23,682	Vanguard Global ex-U.S. Real Estate ETF	1,105,002
9,693	Vanguard Real Estate ETF +	761,191
28,201	Vanguard S&P 500 ETF	7,993,010
8,911	WisdomTree Emerging Markets SmallCap Dividend Fund	347,618
		32,186,805
	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,601,935)	36,982,693

	SHORT-TERM INVESTMENTS - 6.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.1%
1,167,921	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	1,167,921

	MONEY MARKET FUND - 3.8%
1,455,337	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	1,455,337

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,623,258)	2,623,258

	TOTAL INVESTMENTS - 104.6% (Cost - $37,225,193)	$39,605,951
	OTHER ASSETS AND LIABILITIES - NET - (4.6)%	(1,762,147)
	TOTAL NET ASSETS - 100.0%	$37,843,804

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $1,862,907 at June 30, 2020. The loaned securities were secured with cash collateral of $1,167,921 and non-cash collateral of $733,324. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 32.4%
20,584	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,768,548
159,988	SPDR Portfolio Short Term Corporate Bond ETF	5,014,024
35,568	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,093,360
7,625	Vanguard Intermediate-Term Treasury ETF	538,096
20,343	Vanguard Mortgage-Backed Securities ETF	1,106,049
66,135	Vanguard Short-Term Inflation-Protected Securities ETF	3,317,993
17,798	Vanguard Short-Term Treasury ETF	1,107,036
9,389	Vanguard Total International Bond ETF +	542,027
59,451	Xtrackers USD High Yield Corporate Bond ETF	2,779,334
		18,266,467
	EQUITY FUNDS - 65.3%
81,583	FlexShares Global Upstream Natural Resources Index Fund +	2,254,954
146,863	SPDR Portfolio S&P 400 Mid Cap ETF	4,589,469
25,227	SPDR Portfolio S&P 500 Growth ETF	1,133,197
58,814	SPDR Portfolio S&P 500 Value ETF	1,704,430
131,856	SPDR Portfolio S&P 600 Small Cap ETF	3,503,414
172,736	Vanguard FTSE Developed Markets ETF	6,700,429
97,974	Vanguard FTSE Emerging Markets ETF	3,880,750
35,623	Vanguard Global ex-U.S. Real Estate ETF	1,662,169
14,528	Vanguard Real Estate ETF +	1,140,884
35,948	Vanguard S&P 500 ETF	10,188,742
		36,758,438
	TOTAL EXCHANGE TRADED FUNDS (Cost - $52,292,524)	55,024,905

	SHORT-TERM INVESTMENTS - 3.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.6%
371,100	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	371,100

	MONEY MARKET FUND - 2.8%
1,555,200	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	1,555,200

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,926,300)	1,926,300

	TOTAL INVESTMENTS - 101.1% (Cost - $54,218,824)	$56,951,205
	OTHER ASSETS AND LIABILITIES - NET - (1.1)%	(640,745)
	TOTAL NET ASSETS - 100.0%	$56,310,460

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $1,446,993 at June 30, 2020. The loaned securities were secured with cash collateral of $371,100 and non-cash collateral of $1,105,487. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2020

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$22,361,283		$30,570,810		$16,346,252
Investments in securities, at value	$24,151,123		$32,198,323		$17,078,426
Receivable for securities sold	80,476		43,733		—
Receivable for Portfolio shares sold	18,601		17,765		10,938
Interest and dividends receivable	28,896		14,336		4,872
Total Assets	24,279,096		32,274,157		17,094,236
Liabilities:
Collateral on securities loaned	75,600		—		463,055
Payable for Portfolio shares redeemed	985		522		806
Payable for securities purchased	666,506		569,169		251,550
Accrued investment advisory fees	1,875		2,549		1,305
Accrued distribution (12b-1) fees	7,179		8,779		2,327
Payable to related parties and administrative service fees	10,531		10,001		10,122
Accrued expenses and other liabilities	187		1,812		376
Total Liabilities	762,863		592,832		729,541
Net Assets	$23,516,233		$31,681,325		$16,364,695

Components of Net Assets:
Paid in capital	$22,897,868		$30,438,742		$15,541,637
Accumulated earnings	618,365		1,242,583		823,058
Net Assets	$23,516,233		$31,681,325		$16,364,695

Class 1 Shares:
Net assets	$2,304,707		$6,522,959		$9,916,557
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	167,961		525,564		816,311

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.72		$12.41		$12.15

Class 2 Shares:
Net assets	$20,626,919		$24,191,229		$6,150,475
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1,521,717		2,026,291		510,399

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.56		$11.94		$12.05

Investor Class Shares:
Net assets	$584,593		$967,125		$297,651
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	40,063		76,134		24,014

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.59		$12.70		$12.39

(a) NAV does not recalculate due to rounding of net assets.

Service Class Shares:
Net assets	$14		$12		$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.56	(a)	$11.94	(a)	$12.05	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2020

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$37,225,193		$54,218,824
Investments in securities, at value	$39,605,951		$56,951,205
Receivable for securities sold	149,671		249,399
Receivable for Portfolio shares sold	703		48,715
Interest and dividends receivable	39,833		60,905
Total Assets	39,796,158		57,310,224
Liabilities:
Collateral on securities loaned	1,167,921		371,100
Payable for Portfolio shares redeemed	1,027		1,681
Payable for securities purchased	754,738		587,245
Accrued investment advisory fees	3,077		4,581
Accrued distribution (12b-1) fees	13,175		30,139
Payable to related parties and administrative service fees	10,419		2,156
Accrued expenses and other liabilities	1,997		2,862
Total Liabilities	1,952,354		999,764
Net Assets	$37,843,804		$56,310,460

Components of Net Assets:
Paid in capital	$36,697,427		$54,870,849
Accumulated earnings	1,146,377		1,439,611
Net Assets	$37,843,804		$56,310,460

Class 1 Shares:
Net assets	$4,560,003		$7,584,419
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	321,071		627,779

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.20		$12.08

Class 2 Shares:
Net assets	$32,199,440		$37,895,779
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	2,314,085		3,263,370

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.91		$11.61

Investor Class Shares:
Net assets	$1,084,346		$277,083
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	71,619		21,637

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.14		$12.81

Service Class Shares:
Net assets	$15		$10,553,179
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		910,450

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.91	(a)	$11.59

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2020

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$163,307	$252,955	$117,754	$301,390	$470,831
Interest income	1,748	2,357	1,173	2,744	4,225
Securities lending income - net	2,213	5,292	4,774	4,395	5,201
Total Investment Income	167,268	260,604	123,701	308,529	480,257
Expenses:
Investment advisory fees	10,105	13,987	7,333	17,036	25,793
Distribution fees (12b-1)
Class 2 Shares	22,015	25,701	6,244	35,808	41,394
Investor Shares	1,410	2,528	721	2,583	650
Shareholder Service Fees	—	—	—	—	15,747
Related parties and administrative service fees	12,834	16,574	10,585	19,319	27,199
Miscellaneous fees and expenses	1,011	1,399	733	1,704	2,579
Total Expenses	47,375	60,189	25,616	76,450	113,362
Net Investment Income	119,893	200,415	98,085	232,079	366,895

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(1,896,499)	(1,030,505)	(283,587)	(2,280,517)	(2,534,146)
Net change in unrealized appreciation (depreciation) on:
Investments	(65,241)	56,283	102,187	(532,805)	(601,018)
Net Realized and Unrealized Loss on Investments	(1,961,740)	(974,222)	(181,400)	(2,813,322)	(3,135,164)
Net Decrease in Net Assets Resulting from Operations	$(1,841,847)	$(773,807)	$(83,315)	$(2,581,243)	$(2,768,269)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2020	Year Ended	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019	(Unaudited)	December 31, 2019

Increase in Net Assets:
From Operations:
Net investment income	$119,893	$368,088	$200,415	$525,628
Net realized gain (loss) on investments	(1,896,499)	313,310	(1,030,505)	23,024
Net change in unrealized appreciation (depreciation) on investments	(65,241)	3,025,191	56,283	2,551,617
Net increase (decrease) in net assets resulting from operations	(1,841,847)	3,706,589	(773,807)	3,100,269
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(96,926)	—	(234,291)
Class 2	—	(800,000)	—	(596,970)
Investor	—	(26,326)	—	(15,438)
Service *	—	(1)	—	(0	) (a)
Total distributions to shareholders	—	(923,253)	—	(846,699)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	388,017	484,483	630,151	1,659,849
Class 2	4,549,448	5,853,381	7,662,204	6,078,606
Investor	66,066	549,908	210,203	956,732
Service *	—	15	—	12
Reinvestment of distributions
Class 1	—	96,926	—	234,291
Class 2	—	800,000	—	596,970
Investor	—	26,326	—	15,438
Service *	—	1	—	0	(a)
Cost of shares redeemed
Class 1	(55,633)	(183,590)	(568,664)	(768,516)
Class 2	(445,797)	(4,495,924)	(1,596,163)	(2,187,003)
Investor	(44,315)	(3,726)	(198,939)	(2,396)
Net increase in net assets from share transactions of beneficial interest	4,457,786	3,127,800	6,138,792	6,583,983
Total Increase In Net Assets	2,615,939	5,911,136	5,364,985	8,837,553

Net Assets:
Beginning of period	20,900,294	14,989,158	26,316,340	17,478,787
End of period	$23,516,233	$20,900,294	$31,681,325	$26,316,340

(a)	Represents less than $1.

*	The Aggressive Growth ETF Portfolio and the Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2020	Year Ended	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	27,096	32,750	50,302	132,092
Shares Reinvested	—	6,923	—	19,002
Shares Redeemed	(4,036)	(12,587)	(48,652)	(61,599)
Net increase in shares of beneficial interest outstanding	23,060	27,086	1,650	89,495

Class 2
Shares Sold	352,828	407,866	679,735	503,034
Shares Reinvested	—	57,720	—	50,250
Shares Redeemed	(35,171)	(316,564)	(144,280)	(180,516)
Net increase in shares of beneficial interest outstanding	317,657	149,022	535,455	372,768

Investor Class
Shares Sold	4,226	35,622	16,100	73,499
Shares Reinvested	—	1,761	—	1,218
Shares Redeemed	(2,741)	(239)	(16,710)	(186)
Net increase (decrease) in shares of beneficial interest outstanding	1,485	37,144	(610)	74,531

Service Class *
Shares Sold	—	1	—	1
Shares Reinvested	—	0 (b)	—	0 (b)
Net increase in shares of beneficial interest outstanding	—	1	—	1

(b)	Represents less than one share

*	The Aggressive Growth ETF Portfolio and the Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2020	Year Ended		June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019		(Unaudited)	December 31, 2019

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$98,085	$293,450		$232,079	$678,685
Net realized gain (loss) on investments	(283,587)	20,893		(2,280,517)	270,955
Net change in unrealized appreciation (depreciation) on investments	102,187	1,041,278		(532,805)	4,684,208
Net increase (decrease) in net assets resulting from operations	(83,315)	1,355,621		(2,581,243)	5,633,848
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(269,591)		—	(220,189)
Class 2	—	(107,244)		—	(1,222,215)
Investor	—	(56)		—	(36,637)
Service *	—	(0	) (a)	—	(1)
Total distributions to shareholders	—	(376,891)		—	(1,479,042)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,069,946	2,277,291		241,525	605,015
Class 2	2,382,159	1,638,511		5,868,546	10,448,234
Investor	8,574	300,760		145,192	1,422,278
Service *	—	12		—	15
Reinvestment of distributions
Class 1	—	269,591		—	220,189
Class 2	—	107,244		—	1,222,215
Investor	—	56		—	36,637
Service *	—	0	(a)	—	1
Cost of shares redeemed
Class 1	(585,478)	(1,208,443)		(134,331)	(279,234)
Class 2	(862,286)	(635,382)		(973,579)	(5,959,520)
Investor	(2,413)	(14,643)		(5,967)	(512,388)
Net increase in net assets from share transactions of beneficial interest	2,010,502	2,734,997		5,141,386	7,203,442
Total Increase In Net Assets	1,927,187	3,713,727		2,560,143	11,358,248

Net Assets:
Beginning of period	14,437,508	10,723,781		35,283,661	23,925,413
End of period	$16,364,695	$14,437,508		$37,843,804	$35,283,661

(a)	Represents less than $1.

*	The Conservative ETF Portfolio and the Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2020	Year Ended	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	90,779	189,378	17,885	41,045
Shares Reinvested	—	22,636	—	15,323
Shares Redeemed	(51,529)	(100,505)	(10,070)	(18,854)
Net increase in shares of beneficial interest outstanding	39,250	111,509	7,815	37,514

Class 2
Shares Sold	203,039	137,812	443,322	719,301
Shares Reinvested	—	9,058	—	86,682
Shares Redeemed	(71,956)	(54,649)	(71,642)	(412,926)
Net increase in shares of beneficial interest outstanding	131,083	92,221	371,680	393,057

Investor Class
Shares Sold	693	24,714	8,748	91,415
Shares Reinvested	—	5	—	2,384
Shares Redeemed	(199)	(1,200)	(412)	(32,892)
Net increase in shares of beneficial interest outstanding	494	23,519	8,336	60,907

Service Class *
Shares Sold	—	1	—	1
Shares Reinvested	—	0 (b)	—	0 (b)
Net increase in shares of beneficial interest outstanding	—	1	—	1

(b)	Represents less than one share.

*	The Conservative ETF Portfolio and the Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$366,895	$912,721
Net realized gain (loss) on investments	(2,534,146)	106,530
Net change in unrealized appreciation (depreciation) on investments	(601,018)	4,943,343
Net increase (decrease) in net assets resulting from operations	(2,768,269)	5,962,594
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(329,894)
Class 2	—	(1,032,271)
Investor	—	(1,632)
Service *	—	(18,008)
Total distributions to shareholders	—	(1,381,805)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	435,919	1,484,771
Class 2	8,765,181	12,069,391
Investor	57,843	363,482
Service *	—	11,331,133
Reinvestment of distributions
Class 1	—	329,894
Class 2	—	1,032,271
Investor	—	1,632
Service *	—	18,008
Cost of shares redeemed
Class 1	(1,144,241)	(842,855)
Class 2	(611,479)	(4,675,450)
Investor	(2,492)	(145,896)
Service *	(435,105)	(184,300)
Net increase in net assets from share transactions of beneficial interest	7,065,626	20,782,081
Total Increase In Net Assets	4,297,357	25,362,870

Net Assets:
Beginning of period	52,013,103	26,650,233
End of period	$56,310,460	$52,013,103

*	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	37,257	120,857
Shares Reinvested	—	27,423
Shares Redeemed	(99,707)	(68,955)
Net increase (decrease) in shares of beneficial interest outstanding	(62,450)	79,325

Class 2
Shares Sold	762,294	1,028,389
Shares Reinvested	—	89,066
Shares Redeemed	(57,095)	(408,211)
Net increase in shares of beneficial interest outstanding	705,199	709,244

Investor Class
Shares Sold	4,312	27,542
Shares Reinvested	—	128
Shares Redeemed	(199)	(11,086)
Net increase in shares of beneficial interest outstanding	4,113	16,584

Service Class *
Shares Sold	—	963,031
Shares Reinvested	—	1,556
Shares Redeemed	(38,778)	(15,359)
Net increase (decrease) in shares of beneficial interest outstanding	(38,778)	949,228

*	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$15.18		$12.88	$14.94	$12.69	$11.43	$12.52
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.33	0.32	0.29	0.34	0.23
Net realized and unrealized gain (loss) on investments	(1.55)		2.78	(1.69)	2.32	1.18	(0.70)
Total income (loss) from investment operations	(1.46)		3.11	(1.37)	2.61	1.52	(0.47)
Less distributions from:
Net investment income	—		(0.24)	(0.16)	(0.22)	(0.14)	(0.14)
Net realized gain	—		(0.57)	(0.53)	(0.14)	(0.12)	(0.48)
Total distributions	—		(0.81)	(0.69)	(0.36)	(0.26)	(0.62)
Net asset value, end of period	$13.72		$15.18	$12.88	$14.94	$12.69	$11.43
Total return (c)	(9.62	)% (e)	24.70%	(9.60)%	20.70%	13.41%	(3.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,305		$2,199	$1,517	$785	$302	$77
Ratio of expenses to average net assets (d)	0.24	% (f)	0.25%	0.22%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.36	% (f)	2.28%	2.17%	2.06%	2.81%	1.87%
Portfolio turnover rate	23	% (e)	46%	39%	44%	16%	11%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$15.01		$12.75	$14.81	$12.60	$11.36	$12.45
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.28	0.26	0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	(1.53)		2.76	(1.65)	2.31	1.25	(0.70)
Total income (loss) from investment operations	(1.45)		3.04	(1.39)	2.54	1.48	(0.48)
Less distributions from:
Net investment income	—		(0.21)	(0.14)	(0.19)	(0.12)	(0.13)
Net realized gain	—		(0.57)	(0.53)	(0.14)	(0.12)	(0.48)
Total distributions	—		(0.78)	(0.67)	(0.33)	(0.24)	(0.61)
Net asset value, end of period	$13.56		$15.01	$12.75	$14.81	$12.60	$11.36
Total return (c)	(9.66	)% (e)	24.37%	(9.88)%	20.31%	13.16%	(3.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$20,627		$18,077	$13,452	$10,409	$7,081	$4,719
Ratio of expenses to average net assets (d)	0.49	% (f)	0.50%	0.47%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.18	% (f)	1.99%	1.80%	1.69%	1.94%	1.79%
Portfolio turnover rate	23	% (e)	46%	39%	44%	16%	11%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$16.18		$13.75	$14.81	$13.44	$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b)(c)	0.06		0.38	0.23	0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	(1.65)		2.86	(0.62)	1.47	1.25	(1.09)
Total income (loss) from investment operations	(1.59)		3.24	(0.39)	1.70	1.48	(0.87)
Less distributions from:
Net investment income	—		(0.24)	(0.14)	(0.19)	—	—
Net realized gain	—		(0.57)	(0.53)	(0.14)	—	—
Total distributions	—		(0.81)	(0.67)	(0.33)	—	—
Net asset value, end of period	$14.59		$16.18	$13.75	$14.81	$13.44	$11.96
Total return (d)	(9.83	)% (g)	24.06%	(10.22)%	18.78%	12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$584,593		$624,274	$19,713	$15	$13	$12
Ratio of expenses to average net assets (e)	0.74	% (h)	0.75%	0.72%	0.70%	0.70%	0.70	% (h)
Ratio of net investment income to average net assets (c)(e)	0.84	% (h)	2.47%	1.55%	1.44%	1.69%	1.54	% (h)
Portfolio turnover rate	23	% (g)	46%	39%	44%	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019 (a)

Net asset value, beginning of period	$15.01		$14.76
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(g)	0.00	(g)
Net realized and unrealized gain (loss) on investments	(1.45)		1.03
Total income (loss) from investment operations	(1.45)		1.03
Less distributions from:
Net investment income	—		(0.21)
Net realized gain	—		(0.57)
Total distributions	—		(0.78)
Net asset value, end of period	$13.56		$15.01
Total return (d)	(9.66	)% (h)	7.42%
Ratios and Supplemental Data:
Net assets, end of period (f)	$14		$16
Ratio of expenses to average net assets (e)	0.54	% (i)	0.55	% (i)
Ratio of net investment income to average net assets (c)(e)	0.64	% (i)	2.27	% (i)
Portfolio turnover rate	23	% (h)	46%

(a)	The Aggressive Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.91		$11.53	$12.58	$11.60	$10.93	$11.57
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.32	0.32	0.30	0.40	0.21
Net realized and unrealized gain (loss) on investments	(0.60)		1.53	(0.98)	0.99	0.50	(0.50)
Total income (loss) from investment operations	(0.50)		1.85	(0.66)	1.29	0.90	(0.29)
Less distributions from:
Net investment income	—		(0.22)	(0.17)	(0.19)	(0.14)	(0.17)
Net realized gain	—		(0.25)	(0.22)	(0.12)	(0.09)	(0.18)
Total distributions	—		(0.47)	(0.39)	(0.31)	(0.23)	(0.35)
Net asset value, end of period	$12.41		$12.91	$11.53	$12.58	$11.60	$10.93
Total return (c)	(3.87	)% (e)	16.26%	(5.38)%	11.20%	8.22%	(2.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,523		$6,764	$5,009	$4,086	$1,574	$22
Ratio of expenses to average net assets (d)	0.23	% (f)	0.24%	0.22%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.59	% (f)	2.56%	2.59%	2.43%	3.53%	1.87%
Portfolio turnover rate	20	% (e)	37%	45%	51%	32%	18%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.43		$11.13	$12.17	$11.23	$10.60	$11.23
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.28	0.28	0.24	0.22	0.19
Net realized and unrealized gain (loss) on investments	(0.57)		1.47	(0.95)	0.98	0.62	(0.49)
Total income (loss) from investment operations	(0.49)		1.75	(0.67)	1.22	0.84	(0.30)
Less distributions from:
Net investment income	—		(0.20)	(0.15)	(0.16)	(0.12)	(0.15)
Net realized gain	—		(0.25)	(0.22)	(0.12)	(0.09)	(0.18)
Total distributions	—		(0.45)	(0.37)	(0.28)	(0.21)	(0.33)
Net asset value, end of period	$11.94		$12.43	$11.13	$12.17	$11.23	$10.60
Total return (c)	(3.94	)% (e)	15.93%	(5.62)%	10.95%	7.91%	(2.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$24,191		$18,536	$12,444	$9,257	$7,747	$5,174
Ratio of expenses to average net assets (d)	0.48	% (f)	0.49%	0.47%	0.45%	0.48%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.40	% (f)	2.35%	2.35%	2.04%	2.01%	1.69%
Portfolio turnover rate	20	% (e)	37%	45%	51%	32%	18%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$13.25		$11.87	$12.16	$11.76	$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b)(c)	0.07		0.44	0.25	0.24	0.23	0.07
Net realized and unrealized gain (loss) on investments	(0.62)		1.41	(0.17)	0.44	0.60	(0.49)
Total income (loss) from investment operations	(0.55)		1.85	0.08	0.68	0.83	(0.42)
Less distributions from:
Net investment income	—		(0.22)	(0.15)	(0.16)	—	—
Net realized gain	—		(0.25)	(0.22)	(0.12)	—	—
Total distributions	—		(0.47)	(0.37)	(0.28)	—	—
Net asset value, end of period	$12.70		$13.25	$11.87	$12.16	$11.76	$10.93
Total return (d)	(4.15	)% (g)	15.78%	(5.81)%	10.13%	7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$967,125		$1,016,591	$26,277	$12	$12	$11
Ratio of expenses to average net assets (f)	0.73	% (h)	0.74%	0.72%	0.70%	0.70%	0.70	% (h)
Ratio of net investment income to average net assets (c)(f)	1.10	% (h)	3.35%	2.10%	1.79%	1.76%	1.44	% (h)
Portfolio turnover rate	20	% (g)	37%	45%	51%	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not Annualized

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019 (a)

Net asset value, beginning of period	$12.43		$12.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(g)	0.00	(g)
Net realized and unrealized gain (loss) on investments	(0.49)		0.72
Total income (loss) from investment operations	(0.49)		0.72
Less distributions from:
Net investment income	—		(0.20)
Net realized gain	—		(0.25)
Total distributions	—		(0.45)
Net asset value, end of period	$11.94		$12.43
Total return (d)	(3.94	)% (h)	6.18%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12		$13
Ratio of expenses to average net assets (f)	0.53	% (i)	0.54	% (i)
Ratio of net investment income to average net assets (c)(f)	0.90	% (i)	3.15	% (i)
Portfolio turnover rate	20	% (h)	37%

(a)	The Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.26		$11.28	$11.91	$11.23	$10.70	$11.15
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.29	0.29	0.25	0.30	0.19
Net realized and unrealized gain (loss) on investments	(0.19)		1.06	(0.57)	0.53	0.36	(0.39)
Total income (loss) from investment operations	(0.11)		1.35	(0.28)	0.78	0.66	(0.20)
Less distributions from:
Net investment income	—		(0.24)	(0.17)	(0.10)	(0.13)	(0.17)
Net realized gain	—		(0.13)	(0.18)	—	—	(0.08)
Total distributions	—		(0.37)	(0.35)	(0.10)	(0.13)	(0.25)
Net asset value, end of period	$12.15		$12.26	$11.28	$11.91	$11.23	$10.70
Total return (c)	(0.90	)% (e)	12.03%	(2.48)%	7.00%	6.16%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,917		$9,525	$7,506	$5,949	$4,026	$251
Ratio of expenses to average net assets (d)	0.25	% (f)	0.28%	0.23%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.42	% (f)	2.43%	2.44%	2.15%	2.66%	1.75%
Portfolio turnover rate	16	% (e)	28%	47%	56%	93%	31%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.17		$11.21	$11.85	$11.17	$10.63	$11.09
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.27	0.26	0.22	0.17	0.16
Net realized and unrealized gain (loss) on investments	(0.19)		1.03	(0.57)	0.54	0.45	(0.39)
Total income (loss) from investment operations	(0.12)		1.30	(0.31)	0.76	0.62	(0.23)
Less distributions from:
Net investment income	—		(0.21)	(0.15)	(0.08)	(0.08)	(0.15)
Net realized gain	—		(0.13)	(0.18)	—	—	(0.08)
Total distributions	—		(0.34)	(0.33)	(0.08)	(0.08)	(0.23)
Net asset value, end of period	$12.05		$12.17	$11.21	$11.85	$11.17	$10.63
Total return (c)	(0.99	)% (e)	11.70%	(2.68)%	6.83%	5.82%	(2.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,150		$4,618	$3,218	$2,581	$1,819	$2,475
Ratio of expenses to average net assets (d)	0.50	% (f)	0.53%	0.48%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c)(d)	1.20	% (f)	2.27%	2.18%	1.87%	1.58%	1.42%
Portfolio turnover rate	16	% (e)	28%	47%	56%	93%	31%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.54		$11.60	$11.84	$11.48	$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.06		0.34	0.23	0.22	0.18	0.06
Net realized and unrealized gain (loss) on investments	(0.21)		0.97	(0.14)	0.24	0.44	(0.36)
Total income (loss) from investment operations	(0.15)		1.31	0.09	0.46	0.62	(0.30)
Less distributions from:
Net investment income	—		(0.24)	(0.15)	(0.10)	—	—
Net realized gain	—		(0.13)	(0.18)	—	—	—
Total distributions	—		(0.37)	(0.33)	(0.10)	—	—
Net asset value, end of period	$12.39		$12.54	$11.60	$11.84	$11.48	$10.86
Total return (d)	(1.20	)% (g)	11.35%	(2.59)%	6.44%	5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$297,651		$294,872	$12	$12	$11	$11
Ratio of expenses to average net assets (f)	0.75	% (h)	0.78%	0.73%	0.70%	0.70%	0.70	% (h)
Ratio of net investment income to average net assets (c)(f)	0.91	% (h)	2.75%	1.96%	1.62%	1.33%	1.17	% (h)
Portfolio turnover rate	16	% (g)	28%	47%	56%	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019 (a)

Net asset value, beginning of period	$12.17		$11.93
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(g)	0.00	(g)
Net realized and unrealized gain (loss) on investments	(0.12)		0.58
Total income (loss) from investment operations	(0.12)		0.58
Less distributions from:
Net investment income	—		(0.21)
Net realized gain	—		(0.13)
Total distributions	—		(0.34)
Net asset value, end of period	$12.05		$12.17
Total return (d)	(0.99	)% (h)	4.94%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12		$13
Ratio of expenses to average net assets (f)	0.55	% (i)	0.58	% (i)
Ratio of net investment income to average net assets (c)(f)	0.71	% (i)	2.55	% (i)
Portfolio turnover rate	16	% (h)	28%

(a)	The Conservative ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$15.43		$13.29	$15.35	$13.27	$12.21	$13.38
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.37	0.35	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	(1.34)		2.54	(1.61)	2.10	1.23	(0.91)
Total income (loss) from investment operations	(1.23)		2.91	(1.26)	2.40	1.52	(0.58)
Less distributions from:
Net investment income	—		(0.26)	(0.20)	(0.21)	(0.18)	(0.21)
Net realized gain	—		(0.51)	(0.60)	(0.11)	(0.28)	(0.38)
Total distributions	—		(0.77)	(0.80)	(0.32)	(0.46)	(0.59)
Net asset value, end of period	$14.20		$15.43	$13.29	$15.35	$13.27	$12.21
Total return (c)	(7.97	)% (e)	22.36%	(8.57)%	18.24%	12.60%	(4.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,560		$4,834	$3,664	$3,302	$2,518	$1,832
Ratio of expenses to average net assets (d)	0.22	% (f)	0.23%	0.21%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.54	% (f)	2.47%	2.31%	2.10%	2.30%	2.47%
Portfolio turnover rate	23	% (e)	49%	43%	41%	16%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$15.14		$13.06	$15.11	$13.08	$12.05	$13.22
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.33	0.32	0.28	0.26	0.25
Net realized and unrealized gain (loss) on investments	(1.32)		2.50	(1.59)	2.05	1.21	(0.85)
Total income (loss) from investment operations	(1.23)		2.83	(1.27)	2.33	1.47	(0.60)
Less distributions from:
Net investment income	—		(0.24)	(0.18)	(0.19)	(0.16)	(0.19)
Net realized gain	—		(0.51)	(0.60)	(0.11)	(0.28)	(0.38)
Total distributions	—		(0.75)	(0.78)	(0.30)	(0.44)	(0.57)
Net asset value, end of period	$13.91		$15.14	$13.06	$15.11	$13.08	$12.05
Total return (c)	(8.12	)% (e)	22.07%	(8.78)%	17.94%	12.32%	(4.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$32,199		$29,405	$20,228	$15,532	$9,919	$6,490
Ratio of expenses to average net assets (d)	0.47	% (f)	0.48%	0.46%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.34	% (f)	2.25%	2.12%	1.97%	2.10%	1.91%
Portfolio turnover rate	23	% (e)	49%	43%	41%	16%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$16.49		$14.23	$15.11	$14.09	$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b)(c)	0.08		0.34	0.28	0.28	0.28	0.09
Net realized and unrealized gain (loss) on investments	(1.43)		2.69	(0.38)	1.04	1.19	(0.98)
Total income (loss) from investment operations	(1.35)		3.03	(0.10)	1.32	1.47	(0.89)
Less distributions from:
Net investment income	—		(0.26)	(0.18)	(0.19)	—	—
Net realized gain	—		(0.51)	(0.60)	(0.11)	—	—
Total distributions	—		(0.77)	(0.78)	(0.30)	—	—
Net asset value, end of period	$15.14		$16.49	$14.23	$15.11	$14.09	$12.62
Total return (d)	(8.19	)% (g)	21.72%	(8.92)%	16.23%	11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$1,084,346		$1,043,741	$33,812	$15	$14	$13
Ratio of expenses to average net assets (f)	0.72	% (h)	0.73%	0.71%	0.70%	0.70%	0.70	% (h)
Ratio of net investment income to average net assets (c)(f)	1.07	% (h)	2.14%	1.87%	1.72%	1.85%	1.66	% (h)
Portfolio turnover rate	23	% (g)	49%	43%	41%	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019 (a)

Net asset value, beginning of period	$15.14		$14.88
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(g)	0.00	(g)
Net realized and unrealized gain (loss) on investments	(1.23)		1.01
Total income (loss) from investment operations	(1.23)		1.01
Less distributions from:
Net investment income	—		(0.24)
Net realized gain	—		(0.51)
Total distributions	—		(0.75)
Net asset value, end of period	$13.91		$15.14
Total return (d)	(8.12	)% (h)	7.16%
Ratios and Supplemental Data:
Net assets, end of period (e)	$15		$16
Ratio of expenses to average net assets (f)	0.52	% (i)	0.53	% (i)
Ratio of net investment income to average net assets (c)(f)	0.87	% (i)	1.94	% (i)
Portfolio turnover rate	23	% (h)	49%

(a)	The Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.74		$11.13	$12.40	$11.02	$10.07	$11.12
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.32	0.31	0.28	0.26	0.22
Net realized and unrealized gain (loss) on investments	(0.75)		1.79	(1.10)	1.30	0.82	(0.59)
Total income (loss) from investment operations	(0.66)		2.11	(0.79)	1.58	1.08	(0.37)
Less distributions from:
Net investment income	—		(0.22)	(0.17)	(0.16)	(0.07)	—
Net realized gain	—		(0.28)	(0.31)	(0.04)	(0.06)	(0.68)
Total distributions	—		(0.50)	(0.48)	(0.20)	(0.13)	(0.68)
Net asset value, end of period	$12.08		$12.74	$11.13	$12.40	$11.02	$10.07
Total return (c)	(5.18	)% (e)	19.14%	(6.60)%	14.38%	10.79%	(3.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,584		$8,793	$6,797	$6,150	$3,041	$1,604
Ratio of expenses to average net assets (d)	0.22	% (f)	0.23%	0.21%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.59	% (f)	2.64%	2.51%	2.35%	2.50%	2.53%
Portfolio turnover rate	23	% (e)	39%	33%	43%	19%	37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$12.26		$10.73	$11.99	$10.67	$9.77	$11.04
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.29	0.28	0.23	0.24	0.21
Net realized and unrealized gain (loss) on investments	(0.73)		1.72	(1.08)	1.27	0.78	(0.62)
Total income (loss) from investment operations	(0.65)		2.01	(0.80)	1.50	1.02	(0.41)
Less distributions from:
Net investment income	—		(0.20)	(0.15)	(0.14)	(0.06)	(0.18)
Net realized gain	—		(0.28)	(0.31)	(0.04)	(0.06)	(0.68)
Total distributions	—		(0.48)	(0.46)	(0.18)	(0.12)	(0.86)
Net asset value, end of period	$11.61		$12.26	$10.73	$11.99	$10.67	$9.77
Total return (c)	(5.30	)% (e)	18.91%	(6.89)%	14.11%	10.52%	(3.43)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$37,896		$31,364	$19,842	$14,302	$11,362	$4,897
Ratio of expenses to average net assets (d)	0.47	% (f)	0.48%	0.46%	0.45%	0.45%	0.47%
Ratio of net investment income to average net assets (b)(d)	1.43	% (f)	2.48%	2.32%	1.99%	2.34%	1.94%
Portfolio turnover rate	23	% (e)	39%	33%	43%	19%	37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$13.54		$11.86	$11.98	$11.65	$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b)(c)	0.07		0.49	0.25	0.23	0.25	0.08
Net realized and unrealized gain (loss) on investments	(0.80)		1.68	0.09	0.28	0.77	(0.67)
Total income (loss) from investment operations	(0.73)		2.17	0.34	0.51	1.02	(0.59)
Less distributions from:
Net investment income	—		(0.21)	(0.15)	(0.14)	—	—
Net realized gain	—		(0.28)	(0.31)	(0.04)	—	—
Total distributions	—		(0.49)	(0.46)	(0.18)	—	—
Net asset value, end of period	$12.81		$13.54	$11.86	$11.98	$11.65	$10.63
Total return (d)	(5.39	)% (g)	18.52%	(6.50)%	12.31%	9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$277,083		$237,205	$11,151	$12	$12	$11
Ratio of expenses to average net assets (f)	0.72	% (h)	0.73%	0.71%	0.70%	0.70%	0.70	% (h)
Ratio of net investment income to average net assets (c)(f)	1.16	% (h)	3.75%	2.07%	1.74%	2.09%	1.69	% (h)
Portfolio turnover rate	23	% (g)	39%	33%	43%	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019 (a)

Net asset value, beginning of period	$12.24		$11.97
Income (loss) from investment operations:
Net investment income (b)(c)	0.07		0.36
Net realized and unrealized gain (loss) on investments	(0.72)		0.40
Total income (loss) from investment operations	(0.65)		0.76
Less distributions from:
Net investment income	—		(0.21)
Net realized gain	—		(0.28)
Total distributions	—		(0.49)
Net asset value, end of period	$11.59		$12.24
Total return (d)	(5.31	)% (f)	6.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,553		$11,619
Ratio of expenses to average net assets (e)	0.52	% (g)	0.53	% (g)
Ratio of net investment income to average net assets (c)(e)	1.29	% (g)	4.45	% (g)
Portfolio turnover rate	23	% (f)	39%

(a)	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,976,082	$—	$—	$22,976,082
Short-Term Investment	1,175,041	—	—	1,175,041
Total	$24,151,123	$—	$—	$24,151,123

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,986,511	$—	$—	$30,986,511
Short-Term Investment	1,211,812	—	—	1,211,812
Total	$32,198,323	$—	$—	$32,198,323

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,717,051	$—	$—	$15,717,051
Short-Term Investment	1,361,375	—	—	1,361,375
Total	$17,078,426	$—	$—	$17,078,426

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,982,693	$—	$—	$36,982,693
Short-Term Investment	2,623,258	—	—	2,623,258
Total	$39,605,951	$—	$—	$39,605,951

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,024,905	$—	$—	$55,024,905
Short-Term Investment	1,926,300	—	—	1,926,300
Total	$56,951,205	$—	$—	$56,951,205

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2020.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019, or expected to be taken in the Portfolio’s December 31, 2020 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2020:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of	Financial	Pledged
	of Recognized	Assets &	Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Aggressive Growth ETF Portfolio
Description:
Securities Loaned	$509,946	$—	$509,946	$444,635	$65,311	$—
Total	$509,946	$—	$509,946	$444,635	$65,311	$—

Balanced ETF Portfolio
Description:
Securities Loaned	$918,592	$—	$918,592	$918,592	$—	$—
Total	$918,592	$—	$918,592	$918,592	$—	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$766,527	$—	$766,527	$319,518	$447,009	$—
Total	$766,527	$—	$766,527	$319,518	$447,009	$—

Growth ETF Portfolio
Description:
Securities Loaned	$1,862,907	$—	$1,862,907	$733,324	$1,129,583	$—
Total	$1,862,907	$—	$1,862,907	$733,324	$1,129,583	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$1,446,993	$—	$1,446,993	$1,105,487	$341,506	$—
Total	$1,446,993	$—	$1,446,993	$1,105,487	$341,506	$—

*	The amount is limited to the derivative asset balance and accordingly does not include excess collateral pledged.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The following table breaks out the holdings received as collateral as of June 30, 2020:

Securities Lending Transactions
Overnight and Continuous
Aggressive Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$75,600

Conservative ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$463,055

Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$1,167,921

Moderate Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$371,100

The fair value of the securities loaned for the Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio totaled $509,946, $918,592, 766,527, $1,862,907 and $1,446,993 at June 30, 2020, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $75,600, $463,055, $1,167,921 and $371,100 for the Aggressive Growth ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio at June 30, 2020, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” The Balanced ETF Portfolio did not hold any cash collateral at June 30, 2020. At June 30, 2020, Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio received non-cash collateral of $444,635, $937,020, $319,518, $733,324 and $1,105,487, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$9,234,078	$4,625,621
Balanced ETF Portfolio	11,674,245	5,527,659
Conservative ETF Portfolio	4,132,464	2,389,814
Growth ETF Portfolio	13,151,663	7,913,202
Moderate Growth ETF Portfolio	19,129,480	11,823,471

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio for the six months ended June 30, 2020. The Advisor has engaged Milliman Financial Risk Management, LLC as the sub-advisor to the Portfolios. The sub-advisor is paid by the Advisor, not the Portfolios.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$10,105
Balanced ETF Portfolio	13,987
Conservative ETF Portfolio	7,333
Growth ETF Portfolio	17,036
Moderate Growth ETF Portfolio	25,793

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2020, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$23,425
Balanced ETF Portfolio	28,229
Conservative ETF Portfolio	6,965
Growth ETF Portfolio	38,391
Moderate Growth ETF Portfolio	42,044

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months ended June 30, 2020, the Trustees received fees in the amount of $6,563 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	86%

Balanced ETF Portfolio
Pruco Life Insurance Company	62%

Conservative ETF Portfolio
Members Life Insurance Company	60%
Pruco Life Insurance Company	26%

Growth ETF Portfolio
Pruco Life Insurance Company	78%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	59%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
		Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$22,399,694	$2,248,710	$(497,281)	$1,751,429
Balanced ETF Portfolio	30,661,219	1,898,643	(361,539)	1,537,104
Conservative ETF Portfolio	16,386,356	873,354	(181,284)	692,070
Growth ETF Portfolio	37,328,662	3,124,550	(847,261)	2,277,289
Moderate Growth ETF Portfolio	54,359,702	3,757,067	(1,165,564)	2,591,503

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2019 and December 31, 2018 was as follows:

For the year ended December 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$612,809	$310,444	$923,253
Balanced ETF Portfolio	589,754	256,945	846,699
Conservative ETF Portfolio	349,050	27,841	376,891
Growth ETF Portfolio	982,070	496,972	1,479,042
Moderate Growth ETF Portfolio	1,049,950	331,855	1,381,805

For the year ended December 31, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$148,569	$549,407	$697,976
Balanced ETF Portfolio	214,708	307,967	522,675
Conservative ETF Portfolio	174,832	136,396	311,228
Growth ETF Portfolio	301,040	966,928	1,267,968
Moderate Growth ETF Portfolio	348,403	682,328	1,030,731

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$358,992	$284,550	$—	$—	$—	$1,816,670	$2,460,212
Balanced ETF Portfolio	524,363	11,206	—	—	—	1,480,821	2,016,390
Conservative ETF Portfolio	291,060	25,430	—	—	—	589,883	906,373
Growth ETF Portfolio	669,194	248,332	—	—	—	2,810,094	3,727,620
Moderate Growth ETF Portfolio	903,135	112,224	—	—	—	3,192,521	4,207,880

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of June 30, 2020, the percentage of the Fund’s net assets invested in the Vanguard S&P 500 ETF was 25.1%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-20	6-30-20	Period*	6-30-20	Period*
Aggressive Growth ETF Portfolio	0.24%	$1,000.00	$903.80	$1.12	$1,023.69	$1.19
Balanced ETF Portfolio	0.23%	$1,000.00	$961.30	$1.11	$1,023.73	$1.15
Conservative ETF Portfolio	0.25%	$1,000.00	$991.00	$1.26	$1,023.60	$1.28
Growth ETF Portfolio	0.22%	$1,000.00	$920.30	$1.07	$1,023.75	$1.12
Moderate Growth ETF Portfolio	0.22%	$1,000.00	$948.20	$1.04	$1,023.79	$1.08

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2020

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	1-1-20	6-30-20	Period*	6-30-20	Period*
Aggressive Growth ETF Portfolio	0.49%	$1,000.00	$903.40	$2.30	$1,022.44	$2.45
Balanced ETF Portfolio	0.48%	$1,000.00	$960.60	$2.33	$1,022.49	$2.40
Conservative ETF Portfolio	0.50%	$1,000.00	$990.10	$2.49	$1,022.36	$2.54
Growth ETF Portfolio	0.47%	$1,000.00	$918.80	$2.26	$1,022.51	$2.38
Moderate Growth ETF Portfolio	0.47%	$1,000.00	$947.00	$2.25	$1,022.55	$2.34

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-20	6-30-20	Period*	6-30-20	Period*
Aggressive Growth ETF Portfolio	0.74%	$1,000.00	$901.70	$3.48	$1,021.20	$3.70
Balanced ETF Portfolio	0.73%	$1,000.00	$958.50	$3.55	$1,021.24	$3.66
Conservative ETF Portfolio	0.75%	$1,000.00	$988.00	$3.73	$1,021.11	$3.79
Growth ETF Portfolio	0.72%	$1,000.00	$918.10	$3.45	$1,021.27	$3.63
Moderate Growth ETF Portfolio	0.72%	$1,000.00	$946.10	$3.46	$1,021.31	$3.59

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Service Class	Ratio	1-1-20	6-30-20	Period*	6-30-20	Period*
Aggressive Growth ETF Portfolio	0.54%	$1,000.00	$903.40	$2.56	$1,022.18	$2.72
Balanced ETF Portfolio	0.53%	$1,000.00	$960.60	$2.58	$1,022.23	$2.66
Conservative ETF Portfolio	0.55%	$1,000.00	$990.10	$2.72	$1,022.13	$2.77
Growth ETF Portfolio	0.52%	$1,000.00	$918.80	$2.50	$1,022.26	$2.63
Moderate Growth ETF Portfolio	0.52%	$1,000.00	$946.90	$2.49	$1,022.30	$2.59

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolios have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolios’ liquidity risk, taking into consideration, among other factors, each respective Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolios’ investments and determined that the Portfolios held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolios’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolios’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/2020

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/2020